Revenues - Schedule of Partnership Revenue (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue related to settlement agreement	$ 55,000
Amount due to the Partnership		$ 96,000
Amount payable in late 2020		22,000
Amount payable in late 2021		$ 19,000
Payables to be reduced (as a percentage)		40.00%
Revenues		$ 1,268,000	$ 1,416,424	$ 1,110,284
FPSO contracts
Segment Reporting Information [Line Items]
Revenues		421,363	481,700	458,388
Contracts of affreightment
Segment Reporting Information [Line Items]
Revenues		188,277	198,448	170,703
Time charters
Segment Reporting Information [Line Items]
Revenues		414,857	410,237	345,254
Bareboat charters
Segment Reporting Information [Line Items]
Revenues		49,789	62,142	88,864
Voyage charters
Segment Reporting Information [Line Items]
Revenues		107,013	101,759	47,075
Management fees and other
Segment Reporting Information [Line Items]
Revenues		86,701	162,138
Eliminations
Segment Reporting Information [Line Items]
Revenues		0	(920)	(8,886)
Eliminations | FPSO contracts
Segment Reporting Information [Line Items]
Revenues		0	0	0
Eliminations | Contracts of affreightment
Segment Reporting Information [Line Items]
Revenues		0	0	0
Eliminations | Time charters
Segment Reporting Information [Line Items]
Revenues		0	0	0
Eliminations | Bareboat charters
Segment Reporting Information [Line Items]
Revenues		0	0	0
Eliminations | Voyage charters
Segment Reporting Information [Line Items]
Revenues		0	(920)	(8,886)
Eliminations | Management fees and other
Segment Reporting Information [Line Items]
Revenues		0	0
FPSO Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues		492,658	533,186	458,388
FPSO Segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Revenues		421,363	481,700	458,388
FPSO Segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Revenues		0	0	0
FPSO Segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Revenues		0	0	0
FPSO Segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Revenues		0	0	0
FPSO Segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Revenues		0	0	0
FPSO Segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Revenues		71,295	51,486
Shuttle tanker segment
Segment Reporting Information [Line Items]
Revenue related to settlement agreement		55,000
Shuttle tanker segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues		549,587	636,413	536,852
Shuttle tanker segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Revenues		0	0	0
Shuttle tanker segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Revenues		188,277	198,448	170,703
Shuttle tanker segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Revenues		293,095	294,112	284,281
Shuttle tanker segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Revenues		34,611	44,759	69,568
Shuttle tanker segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Revenues		24,315	28,027	12,300
Shuttle tanker segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Revenues		9,289	71,067
FSO segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues		140,117	136,557	66,901
FSO segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Revenues		0	0	0
FSO segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Revenues		0	0	0
FSO segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Revenues		121,762	116,125	47,605
FSO segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Revenues		15,178	17,383	19,296
FSO segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Revenues		0	0	0
FSO segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Revenues		3,177	3,049
UMS Segment
Segment Reporting Information [Line Items]
Revenue related to settlement agreement		36,500
UMS Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues		2,940	36,536	4,236
UMS Segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Revenues		0	0	0
UMS Segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Revenues		0	0	0
UMS Segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Revenues		0	0	4,236
UMS Segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Revenues		0	0	0
UMS Segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Revenues		0	0	0
UMS Segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Revenues		2,940	36,536
Towage segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues		74,726	53,327	38,771
Towage segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Revenues		0	0	0
Towage segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Revenues		0	0	0
Towage segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Revenues		0	0	0
Towage segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Revenues		0	0	0
Towage segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Revenues		74,726	53,327	38,771
Towage segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Revenues		0	0
Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues		7,972	21,325	14,022
Conventional Tanker Segment | Operating Segments | FPSO contracts
Segment Reporting Information [Line Items]
Revenues		0	0	0
Conventional Tanker Segment | Operating Segments | Contracts of affreightment
Segment Reporting Information [Line Items]
Revenues		0	0	0
Conventional Tanker Segment | Operating Segments | Time charters
Segment Reporting Information [Line Items]
Revenues		0	0	9,132
Conventional Tanker Segment | Operating Segments | Bareboat charters
Segment Reporting Information [Line Items]
Revenues		0	0	0
Conventional Tanker Segment | Operating Segments | Voyage charters
Segment Reporting Information [Line Items]
Revenues		7,972	21,325	$ 4,890
Conventional Tanker Segment | Operating Segments | Management fees and other
Segment Reporting Information [Line Items]
Revenues		$ 0	$ 0